Loans (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of Loans

Loans consisted of the following at December 31:

(Dollars in thousands)	2017	2016

Commercial	$140,273	$134,268
Commercial real estate	179,663	159,475
Residential real estate	157,172	144,489
Construction & land development	22,886	23,428
Consumer	16,306	13,308

Total loans before deferred costs	516,300	474,968
Deferred loan costs	530	481

Total loans	$516,830	$475,449

Summary of Allowance for Loan Losses

Summary of Allowance for Loan Losses

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total

December 31, 2017
Beginning balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291
Provision for loan losses	429	471	76	59	51	59	1,145
Charge-offs	(1,184)	–	–	–	(20)		(1,204)
Recoveries	361	–	8	–	3		372

Net charge-offs	(823)	–	8	–	(17)		(832)

Ending balance	$ 1,813	$1,735	$1,273	$237	$175	$371	$5,604

December 31, 2016
Beginning balance	$1,664	$1,271	$1,086	$123	$86	$432	$4,662
Provision for loan losses	626	(291)	110	55	113	(120)	493
Charge-offs	(297)	(50)	(12)	–	(59)		(418)
Recoveries	214	334	5	–	1		554

Net charge-offs	(83)	284	(7)	–	(58)		136

Ending balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291

December 31, 2015
Beginning balance	$1,289	$1,524	$1,039	$142	$60	$327	$4,381
Provision for loan losses	285	(205)	161	(19)	62	105	389
Charge-offs	(109)	(61)	(132)	–	(46)		(348)
Recoveries	199	13	18	–	10		240

Net charge-offs	90	(48)	(114)	–	(36)		(108)

Ending balance	$1,664	$1,271	$1,086	$123	$86	$432	$4,662

Allowances for Loan Losses and Ending Balances by Portfolio Class and Based on Impairment Method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total

2017
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$74	$151	$19	$–	$–	$–	$244
Collectively evaluated for impairment	1,739	1,584	1,254	237	175	371	5,360

Total ending allowance balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604

Loans:
Loans individually evaluated for impairment	$1,726	$4,686	$1,470	$–	$–		$7,882
Loans collectively evaluated for impairment	138,547	174,977	155,702	22,886	16,306		508,418

Total ending loans balance	$140,273	$179,663	$157,172	$22,886	$16,306		$516,300

2016
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$705	$–	$24	$–	$–	$–	$729
Collectively evaluated for impairment	1,502	1,264	1,165	178	141	312	4,562

Total ending allowance balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291

Loans:
Loans individually evaluated for impairment	$5,028	$621	$1,507	$–	$–		$7,156
Loans collectively evaluated for impairment	129,240	158,854	142,982	23,428	13,308		467,812

Total ending loans balance	$134,268	$159,475	$144,489	$23,428	$13,308		$474,968

Schedule of Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment[1]	Related Allowance	Average Recorded Investment	Interest Income Recognized

2017
Commercial	$3,352	$1,329	$399	$1,728	$74	$2,884	$52
Commercial real estate	4,826	3,117	1,566	4,683	151	3,213	14
Residential real estate	1,654	1,119	352	1,471	19	1,476	57
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$9,832	$5,565	$2,317	$7,882	$244	$7,573	$123

2016
Commercial	$5,476	$1,690	$3,354	$5,044	$705	$6,609	$241
Commercial real estate	796	600	21	621	–	786	10
Residential real estate	1,681	1,036	472	1,508	24	1,507	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$7,953	$3,326	$3,847	$7,173	$729	$8,902	$312

2015
Commercial	$6,541	$5,832	$301	$6,133	$299	$5,972	$230
Commercial real estate	1,265	670	393	1,063	64	1,420	18
Residential real estate	1,689	967	568	1,535	26	1,671	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$9,495	$7,469	$1,262	$8,731	$389	$9,063	$309

    [1]Includes principal, accrued interest, unearned fees, and origination costs.

Schedule of Aging of Past Due and Nonaccrual Loans

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days + Past Due	Nonaccrual	Total Past Due and Nonaccrual	Total Loans
2017
Commercial	$138,908	$148	$65	$–	$1,152	$1,365	$140,273
Commercial real estate	175,062	177	–	40	4,384	4,601	179,663
Residential real estate	155,488	757	38	401	488	1,684	157,172
Construction & land development	22,886	–	–	–	–	–	22,886
Consumer	16,048	193	8	–	57	258	16,306

Total loans	$508,392	$1,275	$111	$441	$6,081	$7,908	$516,300

2016
Commercial	$133,630	$151	$62	$–	$425	$638	$134,268
Commercial real estate	158,504	435	–	39	497	971	159,475
Residential real estate	142,926	816	61	196	490	1,563	144,489
Construction & land development	23,428	–	–	–	–	–	23,428
Consumer	13,234	21	16	–	37	74	13,308

Total loans	$471,722	$1,423	$139	$235	$1,449	$3,246	$474,968

Summary of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the year ended December 31 were as follows:

(Dollars in thousands)	Number Of Loans Restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
2017
Commercial	2	$150	$150
Commercial real estate	4	288	288
Residential real estate	2	52	52

Total restructured loans	8	$490	$490

2016
Commercial	4	$3,607	$3,607
Residential real estate	1	101	101

Total restructured loans	5	$3,708	$3,708

Summary of Loans by Credit Quality Indicator

Based on the most recent analysis performed, the risk category of loans by class was as follows at December 31:

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total
2017
Commercial	$116,833	$13,685	$8,841	$–	$914	$140,273
Commercial real estate	162,012	8,220	8,620	–	811	179,663
Residential real estate	205	–	470	–	156,497	157,172
Construction & land development	18,493	880	–	–	3,513	22,886
Consumer	–	–	57	–	16,249	16,306

Total	$297,543	$22,785	$17,988	$–	$177,984	$516,300

2016
Commercial	$116,739	$6,874	$9,704	$–	$951	$134,268
Commercial real estate	149,630	4,168	4,766	–	911	159,475
Residential real estate	216	–	175	–	144,098	144,489
Construction & land development	17,183	981	504	–	4,760	23,428
Consumer	–	–	–	–	13,308	13,308

Total	$283,768	$12,023	$15,149	$–	$164,028	$474,968

Schedule of Loans Not Rated by Class of Loans

The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Nonperforming	Total

2017
Commercial	$914	$–	$914
Commercial real estate	811	–	811
Residential real estate	155,608	889	156,497
Construction & land development	3,513	–	3,513
Consumer	16,249	57	16,306

Total	$177,095	$946	$178,041

2016
Commercial	$951	$–	$951
Commercial real estate	911	–	911
Residential real estate	143,440	658	144,098
Construction & land development	4,760	–	4,760
Consumer	13,271	37	13,308

Total	$163,333	$695	$164,028